Investments in Joint Ventures and Associates - Additional Information (Detail) $ in Thousands, $ in Thousands					11 Months Ended	12 Months Ended
	Jan. 20, 2022 MXN ($)	Jan. 20, 2022 USD ($)	Jul. 27, 2010 tank Barrels	Mar. 31, 1993 Barrels	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 MXN ($)	Sep. 30, 2023 MXN ($)	Dec. 31, 2022 USD ($)	Jan. 31, 2022 MXN ($)	Jan. 31, 2022 USD ($)	Jan. 20, 2022 USD ($)	Dec. 31, 2021 MXN ($)
Disclosure of Investments in Associates and Other [Line Items]
Investments in joint ventures and associates					$ 2,043,966	$ 2,043,966	$ 1,915,446
Current borrowings					465,947,683	465,947,683	553,890,821
Deer Park
Disclosure of Investments in Associates and Other [Line Items]
Cash paid to Shell	$ 6,663,803										$ 326,609
Acquisition-related costs recognised as expense	145,937	$ 7,091
Gain recognised in bargain purchase transaction	$ 1,271,188	62,304
Revenue of acquiree since acquisition date					238,940,945
Profit (loss) of acquiree since acquisition date					20,905,292
Increase (decrease) through net exchange differences, investment property						$ (10,383,296)
PMI NASA | Deer Park
Disclosure of Investments in Associates and Other [Line Items]
Percentage of partner loan repayment	100.00%										100.00%
Cash paid to Shell	$ 1,227,383										$ 60,157
Equity interests of acquirer	5,436,420										$ 266,452
Line of credit facility principle payment	6,630,975	325,000
Line of credit facility interest payment	$ 32,828	$ 1,609
FONADIN
Disclosure of Investments in Associates and Other [Line Items]
Amounts receivable, related party transactions									$ 23,000,000	$ 1,127,285
Current borrowings									$ 8,974,406	$ 436,000
Deer Park Refining Limited
Disclosure of Investments in Associates and Other [Line Items]
Acquired percentage	50.005%	50.005%				50.005%
Investments in joint ventures and associates												$ 6,703,324
Percentage of investment												49.995%
Fair value of investments in joint venture for which there are quoted market prices, assuming one hundred percent interest in joint venture								$ 1,192,000
Fair value percentage of interest in joint venture						1
Fair value of investments in joint ventures								$ 596,000
Deer Park Refining Limited | PMI NASA
Disclosure of Investments in Associates and Other [Line Items]
Acquired percentage				49.995%
Installed capacity of crude oil per day | Barrels				340,000
Texas Frontera, LLC
Disclosure of Investments in Associates and Other [Line Items]
Investments in joint ventures and associates					$ 185,967	$ 185,967	$ 191,062
Number of tanks | tank			7
Number of barrels in each tanks | Barrels			120,000
Texas Frontera, LLC | PMI SUS
Disclosure of Investments in Associates and Other [Line Items]
Acquired percentage			50.00%